Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Equity Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) € in Millions	6 Months Ended
Jun. 30, 2018 EUR (€)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	€ 3,667
Dividend income recognised in 2018	8
Investment in Bank of Beijing [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	2,150
Investment in Kotak Mahindra Bank [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,198
Other Investments [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	319
Dividend income recognised in 2018	€ 8